SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Schedule of Accumulated Other Comprehensive Income, Net
	December 31, 2022
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,365)	$8	$(6,357)

Other comprehensive income (loss) before reclassifications	153	(2,822)	(2,669)
Amounts reclassified from accumulated other comprehensive loss	-	2,179	2,179

Net current-period other comprehensive income (loss)	153	(643)	(490)

Ending balance	$(6,212)	$(635)	$(6,847)

	December 31, 2021
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,017)	$-	$(6,017)

Other comprehensive income (loss) before reclassifications	(348)	66	(282)
Amounts reclassified from accumulated other comprehensive income	-	(58)	(58)

Net current-period other comprehensive income (loss)	(348)	8	(340)

Ending balance	$(6,365)	$8	$(6,357)